Share-Based Compensation - Stock Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Additional information
Shares available for future issuance under the Company's stock option and equity incentive plans	1,167,162
Increase to shares available for future issuance in accordance with annual automatic increase provisions		1,012,074
Stock Options
Information about stock options outstanding
Options Outstanding, Number Outstanding (in shares)	2,335,447
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 10 months 17 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 11.67
Options Exercisable, Number Exercisable (in shares)	684,345
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 20.91
Additional information
Aggregate intrinsic value of all outstanding options (in dollars)	$ 0
Outstanding options, weighted average remaining contractual term	6 years 10 months 17 days
Options exercisable, weighted average remaining contractual term	4 years 18 days
Options exercisable, aggregate intrinsic value (in dollars)	$ 0
Vested and expected to vest options, weighted average remaining contractual term	6 years 10 months 17 days
Vested and expected to vest options, aggregate intrinsic value (in dollars)	$ 0
Options exercised (in shares)	6,000
Intrinsic value of options exercised (in dollars)	$ 39
Compensation cost related to non-vested options not yet recognized	$ 7,697
Weighted average expense recognition period related to non-vested options not yet recognized	2 years 11 months 12 days
Stock Options | $4.29 - $4.29
Information about stock options outstanding
Low end of range of exercise prices (in dollars per share)	$ 4.29
High end of range of exercise prices (in dollars per share)	$ 4.29
Options Outstanding, Number Outstanding (in shares)	56,250
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 4 months 10 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 4.29
Options Exercisable, Number Exercisable (in shares)	18,750
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 4.29
Stock Options | $4.71 - $4.71
Information about stock options outstanding
Low end of range of exercise prices (in dollars per share)	4.71
High end of range of exercise prices (in dollars per share)	$ 4.71
Options Outstanding, Number Outstanding (in shares)	825,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 7 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 4.71
Options Exercisable, Number Exercisable (in shares)	22,500
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 4.71
Stock Options | $4.77 - $12.71
Information about stock options outstanding
Low end of range of exercise prices (in dollars per share)	4.77
High end of range of exercise prices (in dollars per share)	$ 12.71
Options Outstanding, Number Outstanding (in shares)	826,800
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 8 months 1 day
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 9.97
Options Exercisable, Number Exercisable (in shares)	134,404
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 8.25
Stock Options | $12.95 - $108.90
Information about stock options outstanding
Low end of range of exercise prices (in dollars per share)	12.95
High end of range of exercise prices (in dollars per share)	$ 108.90
Options Outstanding, Number Outstanding (in shares)	627,397
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 23.71
Options Exercisable, Number Exercisable (in shares)	508,691
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 25.59